Subsequent Events	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Subsequent Events [Line Items]
Subsequent Events

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustments or disclosures in the condensed consolidated financial statements.

Note 10 — Subsequent Events

Subsequent to December 31, 2021 the Company made draws totaling $337,000 from the $500,000 working capital loan made available by the Sponsor.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement (other than the one described above).

DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 18 - SUBSEQUENT EVENTS

MEOA Business Combination

On August 30, 2022, Digerati entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Digerati, Minority Equality Opportunities Acquisition Inc., a Delaware corporation (“MEOA”), and Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of MEOA (“Merger Sub”).

The Business Combination Agreement and the transactions contemplated thereby were approved by the board of directors of each of MEOA and Digerati.

The Business Combination Agreement provides, among other things, that Merger Sub will merge with and into Digerati, with Digerati as the surviving company in the merger and, after giving effect to such merger, Digerati shall be a wholly-owned subsidiary of MEOA (the “Merger”). In addition, MEOA will be renamed Digerati Holdings, Inc. The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. Other capitalized terms used, but not defined, herein, shall have the respective meanings given to such terms in the Business Combination Agreement.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, among other things: (i) each share of Digerati common stock outstanding as of immediately prior to the Effective Time will be exchanged for shares of MEOA common stock, par value $0.0001 per share (each, an “MEOA Share” and collectively, the “MEOA Shares”), based upon the exchange ratio set forth in the Business Combination Agreement (the “Exchange Ratio”); (ii) all vested and unvested stock options of Digerati will be assumed by MEOA and thereafter be settled or exercisable for MEOA Shares, as applicable, determined based on the Exchange Ratio; (iii) each warrant to purchase shares of Digerati common stock will be canceled in exchange for a warrant to purchase MEOA Shares determined based on the Exchange Ratio; (iv) any shares of the Series A Preferred Stock of Digerati outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such preferred shares would have been convertible immediately prior to the Effective Time by the Exchange Ratio; (v) certain convertible notes of Digerati issued following the signing of the Business Combination Agreement and outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such convertible notes would have been convertible immediately prior to the Effective Time by the Exchange Ratio; and (vi) each share of MEOA Class A common stock, par value $0.0001 per share (the “MEOA Class A Common Stock”), and each share of MEOA Class B common stock, par value $0.0001 per share (the “MEOA Class B Common Stock”), that is issued and outstanding immediately prior to the effective time shall become one MEOA Share following the consummation of the Business Combination.

The Business Combination is expected to close in the first calendar quarter of 2023, following the receipt of the required approval by the stockholders of MEOA and Digerati, approval by Nasdaq of MEOA’s initial listing application filed in connection with the Business Combination, and the fulfillment of other customary closing conditions.

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, including, without limitation, (i) by the mutual written consent of MEOA and Digerati; (ii) by MEOA, subject to certain exceptions, if any of the representations or warranties made by Digerati are not true and correct or if Digerati fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that certain conditions to our obligations could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) February 25, 2023 (the “Termination Date”); (iii) by Digerati, subject to certain exceptions, if any of the representations or warranties made by our company or Merger Sub are not true and correct or if MEOA or Merger Sub fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that the condition to the obligations of Digerati could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either MEOA or Digerati, if the closing does not occur on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either MEOA or Digerati, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and non-appealable; or (B) if the Required MEOA Stockholder Consent is not obtained; (vi) by MEOA, if (A) Digerati does not deliver, or cause to be delivered to MEOA a Transaction Support Agreement duly executed by certain Digerati stockholders or (B) the Digerati stockholders meeting has been held, has concluded, the Digerati stockholders have duly voted, and Digerati stockholder approval was not obtained; (vii) by MEOA, if Digerati does not deliver, or cause to be delivered, to MEOA a duly executed copy of the PRG Resolution Agreement on or prior to October 15, 2022. The parties are currently negotiating an extension to this deadline. There can be no assurance that an agreement on this matter will be reached; (viii) by Digerati, should MEOA not have timely taken such actions as are reasonably necessary to extend the period of time to complete an initial business combination for an additional period of three months from November 30, 2022; provided, that it shall be the obligation of Digerati to timely make the deposit into the Trust Account in connection with such extension, and Digerati shall not have a right to terminate the Business Combination Agreement as a result of Digerati’s failure to make such deposit; (ix) by MEOA should Digerati not deposit into the Trust Account in a timely manner the funds necessary to extend the period for our company to complete an initial business combination for an additional period of three months from November 30, 2022, in accordance with, and as required pursuant to, the Business Combination Agreement; and (x) by MEOA should: (A) Nasdaq not approve the initial listing application for the combined company with Nasdaq in connection with the Business Combination; (B) the combined company not have satisfied all applicable initial listing requirements of Nasdaq; or (C) the common stock of the combined company not have been approved for listing on Nasdaq prior to the date of the closing.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.

Convertible Notes Extensions

On various dates in August, September and October 2022, the Company entered into several note extension agreements and as consideration for the extensions, the Company issued a total of 2,060,000 shares with a fair value of $252,340. The Company also agreed to add a total of $302,500 to the principal amounts owed to the noteholders.

Unsecured Convertible Promissory Notes payment

On September 5, 2022, the Company made a quarterly principal payment of $250,000 towards the NLI Unsecured Convertible Promissory Notes.

Convertible Promissory Notes & Equity Issuance

On various dates in September and October 2022, the Company entered into 2 convertible promissory notes with principal balances totaling $350,000 which are subject to annual interest of 8% and mature over a period ranging from 6 months to 1 year. The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).

One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days.

In October 2022, the Company entered into a convertible promissory note with principal balances totaling $165,000 which is subject to annual interest of 8% and mature over a period of 9 months. The Company issued 300,000 shares of common stock with a fair market value of $45,000. The note is convertible at a conversion price equal to the greater of $0.10 or 25% discount to up-listing price of offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American.

Promissory Note Extension

On September 8, 2022, the holder of a promissory note for $50,000, originally secured on October 22, 2018, agreed to extend the maturity date until January 31, 2023, all other terms remained the same.

Promissory Note - related party

On October 4, 2022, the Company entered into a $150,000 promissory note, with the Company’s president, Derek Gietzen, with a maturity date of October 15, 2022, and annual interest rate of 11%. On October 17, 2022, the Company paid the total principal outstanding of $150,000, plus accrued interest.

Amendment to Forbearance Agreement

On October 17, 2022, T3 Nevada, and Post Road Group, agreed to Amend the Forbearance Agreement dated June 13, 2022, pursuant to an Amendment to Forbearance Agreement (the “Amendment”).

The Amendment was entered into because certain events of default related to both the Credit Agreement and the Joinder that had occurred prior to the parties’ entering into the Forbearance Agreement were continuing (the “Prior Existing Defaults”), certain additional events of default related to the Credit Agreement had occurred since the date of the Forbearance Agreement (the “Additional Existing Defaults”), and the parties anticipated that additional events of default with respect to the Credit Agreement will occur (the “Anticipated Defaults”).

The Additional Existing Defaults related to financial covenants were failure to maintain a Senior Leverage Ratio (as defined in the Credit Agreement) of less than 4.06 to 1.00 for the fiscal quarter ended July 31, 2022, and failure to maintain Minimum Liquidity (as defined in the Credit Agreement) of $2.0 million for the fiscal quarter ended July 31, 2022. The Anticipated Defaults related to financial covenants are failure to maintain a Senior Leverage Ratio of less than 4.05 to 1.00 for the fiscal quarter ending October 31, 2022, and failure to maintain Minimum Liquidity of $2.0 million for the fiscal quarter ending October 31, 2022.

The Additional Existing Defaults and Anticipated Defaults unrelated to financial covenants relate to the Loan Parties’ failure to deliver a compliance certificate for the fiscal quarter ended July 31, 2022, and ending October 31, 2022, respectively and, with respect to the Additional Existing Defaults, to timely deliver an executed copy of an amendment to a lease agreement.

Pursuant to the Amendment, Post Road agreed to forbear through the Amended Forbearance Period (as defined below) from (i) exercising its rights and remedies with regard to the Prior Existing Defaults, the Additional Existing Defaults, and the Anticipated Defaults and (ii) requiring compliance with the financial covenants set forth in Section 11.12 of the Credit Agreement. The “Amended Forbearance Period” is from June 13, 2022, through the earlier of (a) November 15, 2022, (b) the date on which any other event of default not enumerated in the Amendment occurs or is deemed to have occurred, or (c) the date of any failure of any Loan Party to comply with any term, condition, or provision of the Forbearance Agreement as amended by the Amendment. The Amendment does not constitute a waiver of the defaults enumerated therein nor does it impair the ability of Post Road to exercise its rights and remedies after the expiration of the Amended Forbearance Period.